Intangible assets, net	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net
Intangible assets, net

7.Intangible assets, net

The carrying amount of intangible assets is RMB2,849 (US$459), which relates to a domain name acquired in year 2014. No impairment to the domain name occurred for the year ended December 31, 2014.